Long-Term Debt Narrative (Details) $ / shares in Units, € in Millions, shares in Millions			1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Jan. 31, 2018 USD ($)	Jan. 27, 2010 USD ($)	May 31, 2019 USD ($) vessel	Nov. 30, 2015 USD ($)	Jun. 30, 2019 USD ($) vessel SecurityLoan term_loan $ / shares shares	Mar. 31, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) subsidiary vessel SecurityLoan credit_facility term_loan $ / shares shares	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2014 USD ($)	Jun. 30, 2019 NOK (kr) vessel SecurityLoan term_loan shares	Jun. 30, 2019 EUR (€) vessel SecurityLoan term_loan shares	Dec. 31, 2018 EUR (€) vessel	Mar. 31, 2018 USD ($)	Jan. 26, 2018 USD ($) $ / shares	May 31, 2015 NOK (kr)
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal after Year Five					$ 528,400,000			$ 528,400,000
Gain (Loss) on Extinguishment of Debt					(10,700,000)
Repayments of Senior Debt						$ 10,900,000
Long-term debt, gross					2,891,199,000			2,891,199,000		$ 3,363,127,000
Long-term Debt					2,843,325,000			2,843,325,000		$ 3,319,523,000
Foreign exchange (loss) gain (notes 9 and 15)					$ (5,851,000)		$ 12,529,000	$ (8,481,000)	$ 12,551,000
Long-term Debt, Weighted Average Interest Rate, at Point in Time					4.90%			4.90%		5.10%		4.90%	4.90%	5.10%
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year					$ 120,100,000			$ 120,100,000
Long-term Debt, Maturities, Repayments of Principal in Year Two					703,800,000			703,800,000
Long-term Debt, Maturities, Repayments of Principal in Year Three					826,800,000			826,800,000
Long-term Debt, Maturities, Repayments of Principal in Year Four					373,100,000			373,100,000
Long-term Debt, Maturities, Repayments of Principal in Year Five					$ 339,000,000			$ 339,000,000
Number Of Loan Agreements | SecurityLoan					5			5				5	5
Minimum [Member]
Debt Instrument [Line Items]
Vessel Market Value To Loan Ratio					135.00%			135.00%				135.00%	135.00%
Vessel Market Value to Loan Required Ratio					115.00%			115.00%				115.00%	115.00%
Undrawn Revolving Credit Facilities Time To Maturity								6 months
Maximum
Debt Instrument [Line Items]
Vessel Market Value To Loan Ratio					511.00%			511.00%				511.00%	511.00%
Vessel Market Value to Loan Required Ratio					135.00%			135.00%				135.00%	135.00%
Term Loan One [Member]
Debt Instrument [Line Items]
Minimum Level Of Free Cash Maintained Per Loan Agreements					$ 100,000,000			$ 100,000,000
Term Loan One [Member] | Minimum [Member]
Debt Instrument [Line Items]
Free Liquidity And Undrawn Revolving Credit Line As Percentage Of Debt					7.50%			7.50%				7.50%	7.50%
Term Loan Two [Member]
Debt Instrument [Line Items]
Minimum Level Of Free Cash Maintained Per Loan Agreements					$ 50,000,000			$ 50,000,000
Secured Debt [Member]
Debt Instrument [Line Items]
Number Of Debt Instruments | term_loan								10
Long-term debt, gross					$ 1,400,000,000			$ 1,400,000,000		$ 1,500,000,000
Number Of Debt Instruments With Balloon Or Bullet Payments | term_loan					8			8				8	8
Number Of Vessels Held As Collateral | vessel					24			24		24		24	24	24
Secured Debt [Member] | Remaining Term Loans [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					4.49%			4.49%				4.49%	4.49%
Secured Debt [Member] | Remaining Term Loans [Member] | Fixed Rate [Member]
Debt Instrument [Line Items]
Number Of Debt Instruments | term_loan								2
Secured Debt [Member] | Remaining Term Loans [Member] | Three Month London Interbank Offered Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate								0.30%		0.30%
Secured Debt [Member] | Remaining Term Loans [Member] | Three Month London Interbank Offered Rate [Member] | Maximum
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate								3.25%		3.50%
Secured Debt [Member] | Remaining Secured Debt [Member]
Debt Instrument [Line Items]
Number Of Debt Instruments | credit_facility								2
Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Long-term debt, percentage bearing fixed interest, percentage rate		8.50%		8.50%	8.50%			8.50%				8.50%	8.50%
Debt instrument, principal amount		$ 450,000,000		$ 200,000,000
Percentage Of Par At Which Notes Sold		99.20%		99.01%
Debt Instrument, Interest Rate, Effective Percentage					8.67%			8.67%				8.67%	8.67%
Repayments of Senior Debt			$ 460,900,000							$ 84,100,000	$ 57,300,000
Debt Instrument, Redemption Price, Percentage								100.00%
Long-term debt, gross					$ 36,712,000			$ 36,712,000		508,577,000
Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Long-term debt, percentage bearing fixed interest, percentage rate			9.25%		9.25%			9.25%				9.25%	9.25%
Debt instrument, principal amount			$ 250,000,000
Long-term debt, gross					$ 250,000,000			$ 250,000,000		0
Convertible Debt [Member] | Convertible Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Ratio	85.4701
Debt Instrument, Convertible, If-converted Value in Excess of Principal	$ 1,000
Debt Instrument, Convertible, Conversion Price | $ / shares																$ 11.70
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger	20.00%
Sale of Stock, Price Per Share | $ / shares																9.75
Revolving Credit Facilities
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity					886,779,169			886,779,169
Line of Credit Facility, Remaining Borrowing Capacity					400,000,000			400,000,000
Line Of Credit Reduction Of Available Borrowing Capacity Remainder Of Fiscal Year					17,400,000			17,400,000
Line Of Credit Reduction Of Available Borrowing Capacity In Year Two					372,400,000			372,400,000
Line Of Credit Reduction Of Available Borrowing Capacity In Year Three					329,200,000			329,200,000
Line Of Credit Reduction Of Available Borrowing Capacity In Year Four					$ 167,800,000			$ 167,800,000
Debt Instrument, Collateral, Number of Vessels | vessel					36			36				36	36
Long-term debt, gross					$ 500,930,000			$ 500,930,000		642,997,000
Number Of Credit Facilities | term_loan					5			5				5	5
Revolving Credit Facilities | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate								1.40%
Revolving Credit Facilities | Maximum
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate								3.95%
Revolving Credit Facilities | Secured Debt [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity					$ 150,000,000.0			$ 150,000,000.0
Teekay Offshore [Member] | Revolving Credit Facilities
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity															$ 125,000,000
Teekay LNG
Debt Instrument [Line Items]
Minimum Level Of Free Cash Maintained Per Loan Agreements					35,000,000.0			35,000,000.0
Teekay LNG | Norwegian Kroner Denominated Bonds Due Through October Two Thousand Twenty One [Member] [Member] | Nibor Loan [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount | kr																	kr 3,050,000,000
Unsecured Debt | kr												kr 3,100,000,000
Senior Notes					357,500,000			357,500,000		353,000,000
Notional Amount					$ 382,500,000			$ 382,500,000
Teekay LNG | Norwegian Kroner Denominated Bonds Due Through October Two Thousand Twenty One [Member] [Member] | Nibor Loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate								3.70%
Derivative, Fixed Interest Rate					5.92%			5.92%				5.92%	5.92%
Teekay LNG | Norwegian Kroner Denominated Bonds Due Through October Two Thousand Twenty One [Member] [Member] | Nibor Loan [Member] | Maximum
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate								6.00%
Derivative, Fixed Interest Rate					7.89%			7.89%				7.89%	7.89%
Teekay LNG | Euro Denominated Term Loans Due Through Two Thousand Twenty Three [Member]
Debt Instrument [Line Items]
Number Of Debt Instruments | term_loan								2
Number Of Vessels Held As Collateral | vessel					2			2				2	2
Long-term Debt					$ 180,100,000			$ 180,100,000		$ 193,800,000			€ 158.4	€ 169.0
Number of Subsidiaries | subsidiary								1
Teekay LNG | Euro Denominated Term Loans Due Through Two Thousand Twenty Three [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate								0.60%
Teekay LNG | Euro Denominated Term Loans Due Through Two Thousand Twenty Three [Member] | Maximum
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate								1.95%
Teekay Tankers [Member]
Debt Instrument [Line Items]
Number Of Vessels | vessel										6
Teekay Tankers [Member] | Minimum [Member]
Debt Instrument [Line Items]
Free Liquidity And Undrawn Revolving Credit Line As Percentage Of Debt					5.00%			5.00%				5.00%	5.00%
Teekay Tankers [Member] | 2016 Debt Facility Maturing in January 2021 [Member]
Debt Instrument [Line Items]
Debt Covenant Minimum Free Liquidity And Undrawn Revolving Credit Line					$ 35,000,000.0			$ 35,000,000.0
Debt Covenant Minimum Free Liquidity And Undrawn Revolving Credit Line As Percentage Of Debt					5.00%			5.00%				5.00%	5.00%
Teekay Tankers [Member] | 2016 Debt Facility Maturing in January 2021 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Term								6 months
Teekay Tankers [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Debt Guaranteed					$ 155,800,000			$ 155,800,000
Common Class A [Member] | Teekay LNG | Revolving Credit Facilities
Debt Instrument [Line Items]
Common Unit, Issued | shares					25.2			25.2				25.2	25.2
Common Class A [Member] | Teekay Tankers [Member] | Revolving Credit Facilities
Debt Instrument [Line Items]
Common Unit, Issued | shares					40.3			40.3				40.3	40.3
Common Stock | Convertible Debt [Member] | Convertible Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Dividends payable, amount per share (in USD per share) | $ / shares																$ 0.055
Parent Company [Member] | Convertible Debt [Member] | Convertible Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount																$ 125,000,000
Debt Instrument, Interest Rate, Stated Percentage																5.00%
Proceeds from Convertible Debt	$ 104,600,000
Debt Instrument, Convertible Term	5 years
Debt Instrument, Convertible, Carrying Amount of Equity Component																$ 16,100,000
Parent Company [Member] | Teekay Offshore [Member] | Revolving Credit Facilities
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity															$ 25,000,000
Parent Company [Member] | Common Stock
Debt Instrument [Line Items]
Sale of Stock, Price Per Share | $ / shares					$ 9.75			$ 9.75
FPSO contracts
Debt Instrument [Line Items]
Number Of Vessels | vessel			2
FPSO contracts | Asset Pledged as Collateral [Member]
Debt Instrument [Line Items]
Number Of Vessels | vessel			3